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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]      1275 Pennsylvania Avenue NW
                                                  Washington, D.C. 20004-2415
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W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sablaw.com

January 16, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Post-Effective Amendment No. 19
    MetLife Investors Insurance Company
    MetLife Investors Variable Annuity Account One
    File No. 333-50540 (Class AA)

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing via EDGAR under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 19 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of rule 485 under the Securities Act, to add new disclosure to the prospectus describing a new version of the Guaranteed Minimum Income Benefit Plus (GMIB Plus) rider.

If you have any questions or comments regarding this amendment to the Registration Statement, please call the undersigned at (202) 383-0590 or Aneal Kirshnamurthy at (202) 383-0538.

Sincerely,

W. Thomas Conner

Attachment
cc: Michele H. Abate, Esq.